Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (313,035)	$ (502,734)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense	57,074	70,700
Warranties	36,003	0
Inventory impairment	11,795	0
Finance income	(12,489)	(774)
Finance expense	90,516	51,427
Fair value change - Earn-out rights	(232,995)	(418,707)
Fair value change - Class C Shares	(10,750)	(21,531)
Listing expense	0	372,318
Income tax expense	5,002	7,139
Other non-cash expense (income)	19,252	(17,362)
Change in operating assets and liabilities:
Inventories	(206,373)	219,935
Contract liabilities	24,673	8,008
Trade receivables, prepaid expenses and other assets	72,372	25,698
Trade payables, accrued expenses and other liabilities	(154,206)	(162,437)
Interest received	12,489	775
Interest paid	(48,667)	(34,381)
Taxes paid	(11,401)	0
Cash used for operating activities	(660,740)	(401,926)
Cash flows from investing activities
Additions to property, plant and equipment	(42,948)	(1,624)
Additions to intangible assets	(239,850)	(510,301)
Additions to other investments	0	(2,480)
Proceeds from the sale of property, plant and equipment	1,710	0
Cash used for investing activities	(281,088)	(514,405)
Cash flows from financing activities
Proceeds from short-term borrowings	1,671,964	414,916
Principal repayments of short-term borrowings	(598,953)	(211,514)
Principal repayments of lease liabilities	(9,045)	(6,124)
Proceeds from the issuance of share capital and other contributed capital	0	1,416,000
Transaction costs	0	(39,000)
Cash provided by financing activities	1,063,966	1,574,278
Effect of foreign exchange rate changes on cash and cash equivalents	(38,603)	(32,987)
Net increase in cash and cash equivalents	83,535	624,960
Cash and cash equivalents at beginning of period	973,877	756,677
Cash and cash equivalents at end of period	$ 1,057,412	$ 1,381,637